Income Tax	12 Months Ended
Dec. 31, 2014
Income Tax [Abstract]
INCOME TAX

NOTE 12 – INCOME TAX

The enterprise income tax is reported on a separate entity basis.

BVI

China Networks Media, Ltd. was incorporated in the British Virgin Islands and is not subject to income taxes under the current laws of the British Virgin Islands.

PRC

The JV Tech Cos, JV Ad Cos, Hetong, Beijing Guangwang are subject to PRC income tax at the statutory tax rate of 25%.

The Company adopted ASC 740 “Income Taxes”, which prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures.

At December 31, 2014, Company’s management considered that the Company had no uncertain tax positions that affected its consolidated financial position and results of operations or cash flow, and will continue to evaluate for the uncertain position in future.

In the year ended as at December 31, 2014, Company’s income tax is nil.